CENTRE AMERICAN SELECT EQUITY FUND

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (98.33%)
Communication Services (5.02%)
Entertainment (1.93%)
Walt Disney Co.(a)	77,020	$6,691,498

Interactive Media & Services (3.09%)
Alphabet, Inc., Class A(a)	64,417	5,683,512
Alphabet, Inc., Class C(a)	57,135	5,069,588
		10,753,100
Total Communication Services		17,444,598

Consumer Discretionary (5.00%)
Internet & Direct Marketing Retail (4.01%)
Amazon.com, Inc.(a)	96,399	8,097,516
MercadoLibre, Inc.(a)	6,878	5,820,439
		13,917,955
Specialty Retail (0.99%)
The Home Depot, Inc.	10,939	3,455,192

Total Consumer Discretionary		17,373,147

Consumer Staples (12.34%)
Beverages (3.08%)
Boston Beer Co., Inc., Class A(a)	16,252	5,355,359
Coca-Cola Co.	42,105	2,678,299
PepsiCo, Inc.	14,725	2,660,218
		10,693,876
Food & Staples Retailing (1.98%)
Sysco Corp.	89,962	6,877,595

Food Products (3.87%)
Archer-Daniels-Midland Co.	73,379	6,813,240
Pilgrim's Pride Corp.(a)	279,023	6,621,216
		13,434,456
Household Products (1.13%)
Procter & Gamble Co.	25,804	3,910,854

Tobacco (2.28%)
Altria Group, Inc.	173,680	7,938,913

Total Consumer Staples		42,855,694

Energy (17.85%)
Energy Equipment & Services (2.31%)
Schlumberger Ltd.	150,077	8,023,116

Oil, Gas & Consumable Fuels (15.54%)
APA Corp.	160,789	7,505,631
Chevron Corp.	60,032	10,775,144
EQT Corp.	216,457	7,322,740
Exxon Mobil Corp.	127,434	14,055,970
Peabody Energy Corp.(a)	260,766	6,889,438
The Williams Cos., Inc.	226,279	7,444,579
		53,993,502
Total Energy		62,016,618
	Shares	Value
Financials (1.74%)
Diversified Financial Services (1.74%)
Berkshire Hathaway, Inc., Class B(a)	19,598	$6,053,822

Total Financials		6,053,822

Health Care (21.70%)
Biotechnology (8.78%)
AbbVie, Inc.	19,143	3,093,700
Amgen, Inc.	31,468	8,264,756
Biogen, Inc.(a)	32,196	8,915,716
Gilead Sciences, Inc.	119,079	10,222,932
		30,497,104
Health Care Equipment & Supplies (5.56%)
Medtronic PLC	132,281	10,280,879
Zimmer Biomet Holdings, Inc.	70,869	9,035,798
		19,316,677
Health Care Providers & Services (3.24%)
Cardinal Health, Inc.	74,689	5,741,344
UnitedHealth Group, Inc.	10,396	5,511,751
		11,253,095
Pharmaceuticals (4.12%)
Eli Lilly & Co.	8,578	3,138,175
Johnson & Johnson	28,589	5,050,247
Merck & Co., Inc.	27,017	2,997,536
Pfizer, Inc.	61,123	3,131,943
		14,317,901
Total Health Care		75,384,777

Industrials (5.17%)
Aerospace & Defense (1.74%)
Hexcel Corp.	102,464	6,030,006

Machinery (1.75%)
Flowserve Corp.	197,936	6,072,677

Marine (1.68%)
Kirby Corp.(a)	90,737	5,838,926

Total Industrials		17,941,609

Information Technology (13.10%)
Communications Equipment (1.53%)
Juniper Networks, Inc.	165,955	5,304,752

IT Services (1.95%)
Mastercard, Inc., Class A	9,112	3,168,516
Visa, Inc., Class A	17,427	3,620,633
		6,789,149
Software (4.58%)
Microsoft Corp.	66,284	15,896,229

Technology Hardware, Storage & Peripherals (5.04%)
Apple, Inc.	134,840	17,519,761

Total Information Technology		45,509,891

	Shares	Value
Materials (16.41%)
Chemicals (6.25%)
CF Industries Holdings, Inc.	83,606	$7,123,231
Corteva, Inc.	145,801	8,570,183
FMC Corp.	48,150	6,009,120
		21,702,534
Containers & Packaging (1.52%)
Sealed Air Corp.	105,789	5,276,755

Metals & Mining (8.64%)
Agnico Eagle Mines, Ltd.	139,103	7,231,965
Allegheny Technologies, Inc.(a)	287,113	8,573,194
Newmont Mining Corp.	161,876	7,640,548
Sibanye Stillwater, Ltd.	617,038	6,577,625
		30,023,332
Total Materials		57,002,621

TOTAL COMMON STOCKS
(Cost $289,152,409)		341,582,777

Expiration Date	Exercise Price	Contracts	Notional Value	Value
PURCHASED OPTIONS (0.26%)
Puts
S&P 500® Index:
3/16/2023	$3,100	894	$343,251,300	902,940

Total Puts				902,940

TOTAL PURCHASED OPTIONS
(Cost $4,189,533)				902,940

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (1.48%)
Money Market Fund (1.48%)
First American Treasury Obligation	3.893%	5,151,200	5,151,200

TOTAL SHORT TERM INVESTMENTS
(Cost $5,151,200)			5,151,200

TOTAL INVESTMENTS (100.07%)
(Cost $298,493,142)			$347,636,917
Liabilities in Excess of Other Assets (-0.07%)			(243,934)
NET ASSETS (100.00%)			$347,392,983

(a)	Non-income producing security.

CENTRE GLOBAL INFRASTRUCTURE FUND

SCHEDULE OF INVESTMENTS

December 31, 2022 (Unaudited)

	Shares	Value
COMMON STOCKS (99.73%)
ASIA (17.08%)
Australia (2.83%)
Health Care Providers & Services (0.58%)
Ramsay Health Care, Ltd.	4,446	$195,851

Transportation Infrastructure (2.25%)
Transurban Group	85,060	751,713

Total Australia		947,564

Hong Kong (2.61%)
Electric Utilities (1.20%)
CK Infrastructure Holdings, Ltd.	77,000	402,981

Gas Utilities (1.41%)
Kunlun Energy Co., Ltd.	662,000	472,406

Total Hong Kong		875,387

Japan (9.53%)
Diversified Telecommunication Services (1.35%)
Nippon Telegraph & Telephone Corp.	15,800	452,908

Gas Utilities (1.63%)
Tokyo Gas Co., Ltd.	27,600	543,630

Wireless Telecommunication Services (6.55%)
KDDI Corp.	37,800	1,146,903
SoftBank Corp.	34,600	392,295
SoftBank Group Corp.	15,200	653,679
		2,192,877
Total Japan		3,189,415

New Zealand (1.50%)
Electric Utilities (1.50%)
Mercury NZ, Ltd.	142,809	504,122

Total New Zealand		504,122

Singapore (0.61%)
Diversified Telecommunications (0.61%)
Singapore Telecommunications, Ltd.	105,800	203,006

Total Singapore		203,006

TOTAL ASIA
(Cost $5,848,499)		5,719,494

EUROPE (12.57%)
France (1.33%)
Diversified Telecommunication Services (0.73%)
Orange SA	24,449	242,896
Multi-Utilities (0.60%)
Engie SA	14,032	201,095

Total France		443,991

Germany (2.62%)
Diversified Telecommunication Services (2.62%)
Deutsche Telekom AG	44,034	878,521

Total Germany		878,521

Great Britain (2.10%)
Multi-Utilities (1.00%)
National Grid PLC	27,628	333,142

Wireless Telecommunication Services (1.10%)
Vodafone Group PLC	362,701	369,383

Total Great Britain		702,525

Italy (2.58%)
Electric Utilities (2.58%)
Enel SpA	160,247	862,825

Total Italy		862,825

Spain (3.94%)
Diversified Telecommunication Services (1.46%)
Cellnex Telecom SA(a)(b)	7,367	243,835
Telefonica SA	67,132	243,250
		487,085
Electric Utilities (1.75%)
Iberdrola SA	50,201	587,350

Transportation Infrastructure (0.73%)
Aena SME SA(a)(b)(c)	1,951	244,974

Total Spain		1,319,409

TOTAL EUROPE
(Cost $4,368,276)		4,207,271

NORTH AMERICA (70.08%)
Canada (13.29%)
Independent Power and Renewable Electricity Producers (1.19%)
Northland Power, Inc.	14,495	397,488

Oil, Gas & Consumable Fuels (11.54%)
Enbridge, Inc.	54,704	2,138,062
Pembina Pipeline Corp.	17,332	588,315
TC Energy Corp.	28,549	1,138,165
		3,864,542
Wireless Telecommunication Services (0.56%)
Rogers Communications, Inc., Class B	3,986	186,553

Total Canada		4,448,583

United States (56.79%)
Diversified Telecommunication Services (11.73%)
AT&T, Inc.	94,610	1,741,770

Verizon Communications, Inc.	55,485	2,186,109
		3,927,879
Electric Utilities (11.91%)
American Electric Power Co., Inc.	3,979	377,806
Constellation Energy Corp.	2,346	202,249
Duke Energy Corp.	6,115	629,784
Eversource Energy	2,731	228,967
Exelon Corp.	7,648	330,623
NextEra Energy, Inc.	15,873	1,326,983
The Southern Co.	8,279	591,203
Xcel Energy, Inc.	4,277	299,860
		3,987,475
Health Care Providers & Services (5.25%)
HCA Healthcare, Inc.	6,344	1,522,306
Universal Health Services, Inc., Class B	1,663	234,300
		1,756,606
Machinery (1.31%)
Flowserve Corp.	14,245	437,037

Marine (1.28%)
Kirby Corp.(c)	6,663	428,764

Multi-Utilities (4.59%)
Consolidated Edison, Inc.	2,697	257,051
Dominion Energy, Inc.	6,515	399,500
Public Service Enterprise Group, Inc.	4,060	248,756
Sempra Energy	2,599	401,650
WEC Energy Group, Inc.	2,466	231,212
		1,538,169
Oil, Gas & Consumable Fuels (16.66%)
Cheniere Energy, Inc.	6,530	979,239
Kinder Morgan, Inc.	75,837	1,371,133
ONEOK, Inc.	13,448	883,534
Peabody Energy Corp.(c)	18,479	488,215
Targa Resources Corp.	5,726	420,861
The Williams Cos., Inc.	43,579	1,433,749
		5,576,731
Water Utilities (0.60%)
American Water Works Co., Inc.	1,307	199,213

Wireless Telecommunication Services (3.46%)
T-Mobile US, Inc.(c)	8,273	1,158,220

Total United States		19,010,094

TOTAL NORTH AMERICA
(Cost $19,630,015)		23,458,677

TOTAL COMMON STOCKS
(Cost $29,846,790)		33,385,442

	7-Day Yield	Shares	Value
SHORT TERM INVESTMENTS (0.21%)
Money Market Fund (0.21%)
First American Treasury Obligation	3.893%	70,988	70,988

TOTAL SHORT TERM INVESTMENTS
(Cost $70,988)			70,988
Value
TOTAL INVESTMENTS (99.94%)
(Cost $29,917,778)	$33,456,430
Other Assets In Excess Of Liabilities (0.06%)	18,931
NET ASSETS (100.00%)	$33,475,361

(a)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. As of December 31, 2022, these securities had a total aggregate market value of $488,809, representing 1.46% of net assets.
(b)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts securities offered and sold outside the United States from registration. Such securities cannot be sold in the United States without either an effective registration statement filed pursuant to Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities was $488,809, representing 1.46% of net assets.
(c)	Non-income producing security.

Centre American Select Equity Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$341,582,777	$–	$–	$341,582,777
Purchased Options	902,940	–	–	902,940
Short Term Investments	5,151,200	–	–	5,151,200
Total	$347,636,917	$–	$–	$347,636,917

Centre Global Infrastructure Fund

Investments in Securities at Value(a)	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Common Stocks	$33,385,442	$–	$–	$33,385,442
Short Term Investments	70,988	–	–	70,988
Total	$33,456,430	$–	$–	$33,456,430

(a)	For detailed descriptions of sectors, industries and countries, see the accompanying Schedule of Investments.